Subsequent event	6 Months Ended
Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent event
Note 15 — Subsequent event
On April 26, 2018, the Company filed a Registration Statement in accordance with the requirements of Form S-8 under the Securities Act to register its ordinary shares, par value $0.001 per share, issuable pursuant to the Farmmi, Inc. 2018 Share Incentive Plan.